Restricted Net Assets - Additional Information (Detail) - USD ($) $ in Thousands	May 31, 2020	May 31, 2019	May 31, 2018
Restricted Net Assets [Line Items]
Restricted net assets	$ 513,721	$ 472,924	$ 542,534
Variable interest entities (VIEs) [Member] | Paid in capital, additional paid-in capital and statutory reserves [Member]
Restricted Net Assets [Line Items]
Restricted net assets	464,917	437,121	448,103
Wholly owned subsidiaries [Member] | Paid in capital, additional paid-in capital and statutory reserves [Member]
Restricted Net Assets [Line Items]
Restricted net assets	$ 48,804	$ 35,803	$ 94,431